CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.3	₪ 0.3
Ordinary shares, shares authorized	20,000,000	5,000,000
Ordinary shares, shares issued	3,468,243	1,728,347
Ordinary shares, shares outstanding	3,468,243	1,728,347